UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported):
January 30, 2019
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Ally Auto Assets LLC	1
(Exact name of securitizer as specified in its charter)
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025-00319	0001477336
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Richard V. Kent, General Counsel, (866) 710-4623
Name and telephone number, including area code, of the person to contact in connection with this filing
_____________________________________________
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

______________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:       ______________

Central Index Key Number of issuing entity (if applicable):   ______________

Central Index Key Number of underwriter (if applicable):    ______________

1
Ally Auto Assets LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities securitized by it and outstanding during the reporting period in the auto retail installment contract and auto lease asset classes, including asset-backed securities securitized by Ally Central Originating Lease Trust (“ACOLT”), (Central Index Key Number 0001546491), an affiliated securitizer, in respect of all asset-backed securities securitized by ACOLT.

 ______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ALLY AUTO ASSETS LLC

(Securitizer)

By: /s/ Ryan C. Farris
Name: Ryan C. Farris
Title: President

Date: January 30, 2019